Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of expected future benefit payments
The following benefit payments, which reflect expected future service, are expected to be paid in the years ending March 31. The pension benefits will be paid primarily out of the pension trust.

Pension Benefits
2017	$11,450
2018	12,252
2019	13,194
2020	14,818
2021	13,971
2022 through 2026	$76,723